UNITED STATES

Securities and Exchange Commission

Washington, DC. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]

Pre-Effective Amendment No.

[  ]

Post-Effective Amendment No. 29

[X]

And

THE INVESTMENT COMPANY ACT OF 1940

[X]

Amendment No. 30

MH Elite Portfolio of Funds Trust

           (Exact Name of Registrant as Specified in Charter)

43 Highlander Drive, Scotch Plains, New Jersey 07076

 (Address of Principal Executive Offices)

1-800-318-7969

                         (Registrants Telephone Number)

Harvey Merson, 43 Highlander Drive, Scotch Plains, New Jersey 07076       (Name and Address of

Jeff Holcombe,  43 Highlander Drive, Scotch Plains, New Jersey 07076        Agents for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after the effective date of this registration.

It is proposed that this filing will become effective (check appropriate box)

  [X] immediately upon filing pursuant to Rule 485 (b)

  [  ] on ____________ pursuant to Rule 485 (b)

  [  ] 60 days after filing pursuant to Rule 485 (a)(1)

  [  ] on (date) pursuant to Rule 485 (a)(1)

  [  ] 75 days after filing pursuant to Rule 485(a)(2)

  [  ] on ____________, pursuant to Rule 485 (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the MH Elite Portfolio of Funds Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scotch Plains and State of New Jersey, on the 7th day of May 2018.

                                          MH Elite Portfolio of Funds Trust

                                          /s/ Harvey Merson

                                          Harvey Merson

                                          President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/s/ Harvey Merson

Harvey Merson

President and CEO

May 7, 2018

/s/ Jeff Holcombe

Jeff Holcombe

Vice President, CIO and Trustee

May 7, 2018

/s/ Vincent Rettino

Vincent Rettino

Trustee and Research Assistant

May 7, 2018

/s/ Tom Bontempo

Tom Bontempo

Trustee

May 7, 2018

/s/ Howard Samms

Howard Samms

Trustee and Chairman of the Board

May 7, 2018

/s/ Tice Walker

Tice Walker

Trustee

May 7, 2018

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase